Nationwide Loomis Short Term Bond Fund Expense Example - Nationwide Loomis Short Term Bond Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 303
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,339
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	723
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	$ 843